Commitments and Contingencies - Schedule of Future Minimum Rental Payments Due Under Non-Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Future minimum operating lease payments due
2014	$ 5,259
2015	2,674
2016	973
2017	414
2018	162
Thereafter	226
Total	$ 9,708